Related parties	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related parties
Related parties
20.	Related parties
a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 25.97% beneficial owner of the Company
Bin Fu	General Manager of Jisen Information

b)	The Company had the following related party balances with the related parties mentioned above:

	As of March 31,
	2022	2021
Amounts due to Xiaofeng Gao	$2,542	$257,037
Amounts due to Bin Fu	44,107	—
Total	46,649	257,037

c)	The Company had the following related party transaction with the related party mentioned above:

	For the Years Ended March 31,
	2022	2021
Expense paid by Xiaofeng Gao	$2,443	$2,266,396
Repayment to Xiaofeng Gao	256,972	—
Amounts received from Bin Fu	43,693	—
Repayment to Bin Fu	7,802	—

The Group did not have other significant balances or transactions with its related parties in the years ended March 31, 2022 and 2021.

15.Related parties

a)The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 32.3% beneficial owner of the Company

b)The Company had the following related party balance with the related party mentioned above:

	As of March 31,
	2021	2020
Amounts due to Xiaofeng Gao	$257,037	$—

c)The Company had the following related party transaction with the related party mentioned above:

	For the years ended March 31,
	2021	2020
Expense paid by Xiaofeng Gao	$2,266,396	$—

The Group did not have other significant balances or transactions with its related parties for the years ended March 31, 2020 and 2021.